Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component

The following table presents Dominion Energy’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Pension and other postretirement benefit costs(4)	Equity Method Investees(5)	Total
(millions)
Three Months Ended June 30, 2023
Beginning balance	$(250)	$(26)	$(1,287)	$(2)	$(1,565)
Other comprehensive income (loss) before reclassifications: gains (losses)	6	(1)	—	—	5
Amounts reclassified from AOCI: (gains) losses
Interest and related charges	10	—	—	—	10
Other income (expense)	—	(3)	(16)	—	(19)
Total	10	(3)	(16)	—	(9)
Income tax expense (benefit)	(2)	1	4	—	3
Total, net of tax	8	(2)	(12)	—	(6)
Net current period other comprehensive income (loss)	14	(3)	(12)	—	(1)
Ending balance	$(236)	$(29)	$(1,299)	$(2)	$(1,566)
Three Months Ended June 30, 2022
Beginning balance	$(323)	$(22)	$(1,088)	$(3)	$(1,436)
Other comprehensive income (loss) before reclassifications: gains (losses)	29	(27)	2	—	4
Amounts reclassified from AOCI: (gains) losses
Interest and related charges	14	—	—	—	14
Other income (expense)	—	12	22	—	34
Total	14	12	22	—	48
Income tax expense (benefit)	(3)	(3)	(6)	—	(12)
Total, net of tax	11	9	16	—	36
Net current period other comprehensive income (loss)	40	(18)	18	—	40
Ending balance	$(283)	$(40)	$(1,070)	$(3)	$(1,396)
(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $79 million, $83 million, $94 million and $107 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
(3)
Net of $9 million, $6 million, $14 million and $8 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
(4)
Net of $453 million, $449 million, $376 million and $380 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
(5)
Net of $— million, $— million, $1 million and $1 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Pension and other postretirement benefit costs(4)	Equity Method Investees(5)	Total
(millions)
Six Months Ended June 30, 2023
Beginning balance	$(249)	$(44)	$(1,276)	$(3)	$(1,572)
Other comprehensive income (loss) before reclassifications: gains (losses)	(3)	16	—	1	14
Amounts reclassified from AOCI: (gains) losses
Interest and related charges	21	—	—	—	21
Other income (expense)	—	(1)	(31)	—	(32)
Total	21	(1)	(31)	—	(11)
Income tax expense (benefit)	(5)	—	8	—	3
Total, net of tax	16	(1)	(23)	—	(8)
Net current period other comprehensive income (loss)	13	15	(23)	1	6
Ending balance	$(236)	$(29)	$(1,299)	$(2)	$(1,566)
Six Months Ended June 30, 2022
Beginning balance	$(358)	$37	$(1,133)	$(4)	$(1,458)
Other comprehensive income (loss) before reclassifications: gains (losses)	54	(89)	30	1	(4)
Amounts reclassified from AOCI: (gains) losses
Interest and related charges	28	—	—	—	28
Other income (expense)	—	16	45	—	61
Total	28	16	45	—	89
Income tax expense (benefit)	(7)	(4)	(12)	—	(23)
Total, net of tax	21	12	33	—	66
Net current period other comprehensive income (loss)	75	(77)	63	1	62
Ending balance	$(283)	$(40)	$(1,070)	$(3)	$(1,396)
(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $79 million, $83 million, $94 million and $119 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
(3)
Net of $9 million, $13 million, $14 million and $(10) million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
(4)
Net of $453 million, $445 million, $376 million and $396 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
(5)
Net of $— million, $1 million, $1 million and $1 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.

Virginia Electric and Power Company
Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component

The following table presents Virginia Power’s changes in AOCI (net of tax) and reclassifications out of AOCI by component:

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Total
(millions)
Three Months Ended June 30, 2023
Beginning balance	$7	$(3)	$4
Other comprehensive income (loss) before reclassifications: gains (losses)	6	(1)	5
Amounts reclassified from AOCI: (gains) losses
Total	—	—	—
Income tax expense (benefit)	—	—	—
Total, net of tax	—	—	—
Net current period other comprehensive income (loss)	6	(1)	5
Ending balance	$13	$(4)	$9
Three Months Ended June 30, 2022
Beginning balance	$(25)	$(4)	$(29)
Other comprehensive income (loss) before reclassifications: gains (losses)	25	(3)	22
Amounts reclassified from AOCI: (gains) losses
Total	—	—	—
Income tax expense (benefit)	—	—	—
Total, net of tax	—	—	—
Net current period other comprehensive income (loss)	25	(3)	22
Ending balance	$—	$(7)	$(7)
(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $(4) million, $(2) million, $— million and $9 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.
(3)
Net of $1 million, $1 million, $3 million and $1 million tax at June 30, 2023, March 31, 2023, June 30, 2022 and March 31, 2022, respectively.

	Total Derivative-Hedging Activities(1)(2)	Investment Securities(3)	Total
(millions)
Six Months Ended June 30, 2023
Beginning balance	$16	$(7)	$9
Other comprehensive income (loss) before reclassifications: gains (losses)	(3)	3	—
Amounts reclassified from AOCI: (gains) losses
Total	—	—	—
Income tax expense (benefit)	—	—	—
Total, net of tax	—	—	—
Net current period other comprehensive income (loss)	(3)	3	—
Ending balance	$13	$(4)	$9
Six Months Ended June 30, 2022
Beginning balance	$(45)	$4	$(41)
Other comprehensive income (loss) before reclassifications: gains (losses)	44	(10)	34
Amounts reclassified from AOCI: (gains) losses
Interest and related charges	1	—	1
Other income (expense)	—	(1)	(1)
Total	1	(1)	—
Income tax expense (benefit)	—	—	—
Total, net of tax	1	(1)	—
Net current period other comprehensive income (loss)	45	(11)	34
Ending balance	$—	$(7)	$(7)

(1)
Comprised entirely of interest rate derivative hedging activities.
(2)
Net of $(4) million, $(5) million, $— million and $16 million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.
(3)
Net of $1 million, $2 million, $3 million and $(2) million tax at June 30, 2023, December 31, 2022, June 30, 2022 and December 31, 2021, respectively.